Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019
Current:
Federal				$ 0
State				0
Foreign				0
Total current income tax expense				0
Deferred:
Federal				0
State				0
Foreign				0
Total deferred income tax expense				0
Total income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0